NEWREZ LLC ABS-15G

Exhibit 99.1

Table for Form ABS-15G (Repurchase reporting)(1)
NewRez LLC(2)
Name of the Issuing Entity	CIK Number	Check if Registered	Name of Originator(3)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets That Were Repurchased or Replaced(5)			Assets Pending Repurchase or Replacement(6)			Demand in Dispute(7)			Demand Withdrawn(8)			Demand Rejected(9)
(a)	(a)	(b)	(c)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
				(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Type: Residential Mortgage Loans
GNMA BZ6909	N/A		NewRez LLC	756	$243,028,987	100.00%	1	$272,580	0.11%	1	$272,580	0.11%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CA4310	N/A		NewRez LLC	80	$14,975,255	100.00%	1	$193,056	1.29%	1	$193,056	1.29%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CB4605	N/A		NewRez LLC	918	$272,919,941	100.00%	1	$184,692	0.07%	1	$184,692	0.07%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CC7643	N/A		NewRez LLC	490	$123,178,368	100.00%	1	$249,399	0.20%	1	$249,399	0.20%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CC7698	N/A		NewRez LLC	289	$74,663,172	100.00%	1	$177,386	0.24%	1	$177,386	0.24%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CC7778	N/A		NewRez LLC	373	$109,561,020	100.00%	1	$564,277	0.52%	1	$564,277	0.52%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CD7239	N/A		NewRez LLC	388	$117,194,025	100.00%	1	$292,533	0.25%	1	$292,533	0.25%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CD7273	N/A		NewRez LLC	174	$56,314,743	100.00%	1	$386,650	0.69%	1	$386,650	0.69%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CE6701	N/A		NewRez LLC	130	$40,330,895	100.00%	1	$242,165	0.60%	1	$242,165	0.60%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CE6710	N/A		NewRez LLC	777	$223,736,936	100.00%	1	$283,203	0.13%	1	$283,203	0.13%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CE6790	N/A		NewRez LLC	207	$72,033,734	100.00%	1	$473,137	0.66%	1	$473,137	0.66%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CG3975	N/A		NewRez LLC	86	$28,611,748	100.00%	1	$360,000	1.26%	1	$360,000	1.26%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CG4003	N/A		NewRez LLC	197	$64,882,992	100.00%	1	$295,000	0.45%	1	$295,000	0.45%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CG4038	N/A		NewRez LLC	310	$107,169,103	100.00%	1	$398,727	0.37%	1	$398,727	0.37%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CG4043	N/A		NewRez LLC	342	$123,320,190	100.00%	1	$341,880	0.28%	1	$341,880	0.28%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CH6359	N/A		NewRez LLC	105	$10,276,232	100.00%	1	$107,448	1.05%	1	$107,448	1.05%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CH6419	N/A		NewRez LLC	76	$5,336,420	100.00%	1	$50,875	0.95%	1	$50,875	0.95%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CH6425	N/A		NewRez LLC	89	$16,680,070	100.00%	1	$188,522	1.13%	1	$188,522	1.13%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CH6434	N/A		NewRez LLC	20	$1,287,305	100.00%	1	$70,207	5.45%	1	$70,207	5.45%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CH6453	N/A		NewRez LLC	356	$121,802,696	100.00%	1	$337,423	0.28%	1	$337,423	0.28%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CH6528	N/A		NewRez LLC	154	$54,905,028	100.00%	1	$218,085	0.40%	1	$218,085	0.40%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ2698	N/A		NewRez LLC	587	$200,415,221	100.00%	1	$281,007	0.14%	1	$281,007	0.14%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ2705	N/A		NewRez LLC	195	$62,312,030	100.00%	2	$732,095	1.17%	2	$732,095	1.17%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ2712	N/A		NewRez LLC	195	$61,998,198	100.00%	1	$353,700	0.57%	1	$353,700	0.57%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ2714	N/A		NewRez LLC	54	$18,931,186	100.00%	1	$343,660	1.82%	1	$343,660	1.82%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ2740	N/A		NewRez LLC	478	$147,212,775	100.00%	1	$366,300	0.25%	1	$366,300	0.25%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ2767	N/A		NewRez LLC	109	$40,006,133	100.00%	1	$377,900	0.94%	1	$377,900	0.94%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ2801	N/A		NewRez LLC	404	$123,696,056	100.00%	1	$349,002	0.28%	1	$349,002	0.28%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ2810	N/A		NewRez LLC	89	$15,151,426	100.00%	1	$227,272	1.50%	1	$227,272	1.50%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ2842	N/A		NewRez LLC	86	$11,783,153	100.00%	1	$129,932	1.10%	1	$129,932	1.10%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ2892	N/A		NewRez LLC	47	$3,312,857	100.00%	1	$71,225	2.15%	1	$71,225	2.15%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ2894	N/A		NewRez LLC	54	$7,469,719	100.00%	1	$148,332	1.99%	1	$148,332	1.99%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ9475	N/A		NewRez LLC	118	$16,155,785	100.00%	1	$127,187	0.79%	1	$127,187	0.79%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ9509	N/A		NewRez LLC	13	$1,656,662	100.00%	1	$137,464	8.30%	1	$137,464	8.30%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ9525	N/A		NewRez LLC	65	$15,499,553	100.00%	1	$245,471	1.58%	1	$245,471	1.58%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ9558	N/A		NewRez LLC	135	$43,424,187	100.00%	2	$676,400	1.56%	2	$676,400	1.56%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ9560	N/A		NewRez LLC	686	$166,674,511	100.00%	1	$224,998	0.13%	1	$224,998	0.13%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ9563	N/A		NewRez LLC	12	$284,678	100.00%	1	$256,272	90.02%	1	$256,272	90.02%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ9573	N/A		NewRez LLC	286	$89,515,849	100.00%	1	$246,500	0.28%	1	$246,500	0.28%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CJ9577	N/A		NewRez LLC	95	$33,495,332	100.00%	1	$568,172	1.70%	1	$568,172	1.70%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CM0911	N/A		NewRez LLC	5	$867,869	100.00%	1	$113,750	13.11%	1	$113,750	13.11%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CM0921	N/A		NewRez LLC	132	$47,727,884	100.00%	1	$340,000	0.71%	1	$340,000	0.71%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CM1008	N/A		NewRez LLC	236	$56,725,094	100.00%	1	$291,450	0.51%	1	$291,450	0.51%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CM1028	N/A		NewRez LLC	82	$17,189,414	100.00%	1	$201,286	1.17%	1	$201,286	1.17%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CM1091	N/A		NewRez LLC	191	$68,291,414	100.00%	1	$290,598	0.43%	1	$290,598	0.43%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CM1102	N/A		NewRez LLC	239	$66,626,299	100.00%	2	$517,228	0.78%	2	$517,228	0.78%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CN6268	N/A		NewRez LLC	49	$16,461,343	100.00%	1	$647,500	3.93%	1	$647,500	3.93%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CN6284	N/A		NewRez LLC	101	$32,913,183	100.00%	1	$368,090	1.12%	1	$368,090	1.12%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CN6359	N/A		NewRez LLC	183	$61,457,009	100.00%	1	$562,500	0.92%	1	$562,500	0.92%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CN6360	N/A		NewRez LLC	238	$95,134,647	100.00%	1	$435,120	0.46%	1	$435,120	0.46%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CN6389	N/A		NewRez LLC	22	$7,425,639	100.00%	1	$284,747	3.83%	1	$284,747	3.83%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CN6453	N/A		NewRez LLC	91	$597,983,534	100.00%	1	$69,891	0.01%	1	$69,891	0.01%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CP9562	N/A		NewRez LLC	119	$16,225,260	100.00%	1	$127,187	0.78%	1	$127,187	0.78%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
GNMA CP9566	N/A		NewRez LLC	58	$9,399,371	100.00%	1	$164,326	1.75%	1	$164,326	1.75%	-	-	0.00%	-	-	0.00%	0	$-	0.00%	-	-	0.00%
Grand Total	N/A		NewRez LLC	11,771	$4,035,632,129	100.00%	57	$15,963,807	0.40%	57	$15,963,807	0.40%	-	-	0.00%	-	-	0.00%	-	$-	0.00%	-	-	0.00%

Footnotes:

(1)        In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

(2)        NewRez LLC (f/k/a New Penn Financial, LLC) is an issuer of Ginnie Mae mortgage-backed securities.

(3)        In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets.

(4)        Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(5)        “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(6)        “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(7)        “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(8)        “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(9)        “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.